Income taxes - Schedule of Components of Income Tax Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Deferred:
Income tax expense	$ (4,506)	$ 5,158	$ 1,346	$ 10,414
HMH Holding BV And Subsidiaries [Member]
Current:
Domestic					$ 0	$ 0
Foreign					(24,077)	(17,500)
Total current tax expense					(24,077)	(17,500)
Deferred:
Domestic					0	0
Foreign					(2,390)	(7,033)
Total deferred tax expense			$ 6,725	$ (846)	(2,390)	(7,033)
Income tax expense					$ 26,467	$ 24,533